Provisions - Litigation and other matters (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Provisions	€ 13,225	€ 14,686	€ 14,489	€ 14,459	€ 14,494
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Action Filed Relating To Increase In Rate Of Brazilian Social Contribution Tax On Net Income Member
Disclosure of provision matrix [line items]
Social contribution tax rate on net income before increase	9.00%
Social contribution tax rate on net income after increase	15.00%
Banco Santander (Brasil) S.A. And Other Group Companies In Brazil | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	€ 0
Banco Santander (Brasil) S.A | Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL)
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander (Brasil) S.A | Legal Case Relating To Tax Deductibility Of Amortization Of Goodwill Arising On Acquisition [Member]
Disclosure of provision matrix [line items]
Provisions	0
Banco Santander And Other Companies | Legal Case Relating To Investigation Into Illegal State Aid To The Kingdom Of Spain [Member]
Disclosure of provision matrix [line items]
Provisions	0
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,649		5,841	5,712	€ 5,604
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	€ 864		€ 1,006	€ 1,074